Segment Information - CANTOR EQUITY PARTNERS II, INC. (Details) - CANTOR EQUITY PARTNERS II, INC.	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) Segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)
Segment Reporting [Line Items]
Number of reportable segments | Segment	1		1
Interest income on investments held in the Trust Account	$ 2,251,571	$ 0	$ 6,479,330	$ 0
Investment Income, Interest, Adjustment	2,252,000	0	6,479,000	0
General and Administrative Expense, Adjustment	1,451,000	27,000	1,773,000	71,000
General and administrative costs	1,450,221	27,148	1,773,577	70,682
Change In Fair Value Of Forward Sale Securities, Adjustment	1,625,000	0
Assets	248,999,000		246,836,000	107,000
Sponsor
Segment Reporting [Line Items]
Other segment expenses	$ 30,000	$ 0
Change In Fair Value Of Forward Sale Securities, Adjustment			$ 4,688,000	$ 0